Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 12,314
Unutilized credit facilities	11,591
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(48,630)	$ (56,873)	$ (47,194)
Non-current financial assets excluding derivative financial instruments	1,522	1,451	333
Current borrowings	(15,035)	(17,099)	(14,819)
Other current financial liabilities	(372)	(203)	(487)
Current financial assets	12,315	4,630	3,992
Assets and liabilities available for sale or exchange	4	(313)	(301)
Cash and cash equivalents	21,342	31,268	27,352	$ 27,907
Net amount before financial expense	(28,854)	(37,139)	(31,124)
Financial expense on non-current financial debt	(8,550)	(9,775)	(5,472)
Interest differential on swaps	(1,970)	(1,769)	(2,497)
NET AMOUNT	(39,374)	(48,683)	(39,093)
Financial assets and liabilities related to operating activities
Accounts payable	(36,837)	(23,574)	(28,394)
Other operating liabilities	(27,294)	(14,302)	(16,262)
Accounts receivable, net	21,983	14,068	18,488
Other operating receivables	29,553	8,043	11,506
TOTAL	(12,595)	(15,765)	(14,662)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(15,035)	(17,099)	(14,819)
Other current financial liabilities	(372)	(203)	(487)
Current financial assets	12,315	4,630	3,992
Assets and liabilities available for sale or exchange	4	(313)	(301)
Cash and cash equivalents	21,342	31,268	27,352
Net amount before financial expense	18,254	18,283	15,737
Financial expense on non-current financial debt	(821)	(930)	(807)
Interest differential on swaps	(217)	(163)	(350)
NET AMOUNT	17,216	17,190	14,580
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(6,073)	(9,849)	(5,683)
Non-current financial assets excluding derivative financial instruments	41	59	68
Net amount before financial expense	(6,032)	(9,790)	(5,615)
Financial expense on non-current financial debt	(786)	(888)	(724)
Interest differential on swaps	(235)	(149)	(325)
NET AMOUNT	(7,053)	(10,827)	(6,664)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(6,328)	(5,762)	(6,102)
Non-current financial assets excluding derivative financial instruments	41	42	24
Net amount before financial expense	(6,287)	(5,720)	(6,078)
Financial expense on non-current financial debt	(664)	(825)	(650)
Interest differential on swaps	(232)	(158)	(297)
NET AMOUNT	(7,183)	(6,703)	(7,025)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,420)	(5,990)	(5,172)
Non-current financial assets excluding derivative financial instruments	38	45	9
Net amount before financial expense	(4,382)	(5,945)	(5,163)
Financial expense on non-current financial debt	(576)	(696)	(594)
Interest differential on swaps	(229)	(173)	(255)
NET AMOUNT	(5,187)	(6,814)	(6,012)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,314)	(4,321)	(5,802)
Non-current financial assets excluding derivative financial instruments	37	46	4
Net amount before financial expense	(3,277)	(4,275)	(5,798)
Financial expense on non-current financial debt	(506)	(603)	(482)
Interest differential on swaps	(221)	(196)	(224)
NET AMOUNT	(4,004)	(5,074)	(6,504)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(28,495)	(30,951)	(24,435)
Non-current financial assets excluding derivative financial instruments	1,365	1,259	228
Net amount before financial expense	(27,130)	(29,692)	(24,207)
Financial expense on non-current financial debt	(5,197)	(5,833)	(2,215)
Interest differential on swaps	(836)	(930)	(1,046)
NET AMOUNT	(33,163)	(36,455)	(27,468)
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(16,166)	(3,666)	(5,333)
Other operating receivables	22,412	$ 1,428	$ 4,791
TotalEnergies SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 10,679